Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Software	$444,574	$432,429
Total cost	$444,574	$432,429
Less: Accumulated amortization	(377,715)	(380,472)
Intangible assets, net	$66,859	$51,957